Other Long-term Assets - Summary of Other Long-Term Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Non Current Assets [Abstract]
Long-term deposits	$ 30	$ 137
Tax credits receivable	332	1,216
Other non-current assets	$ 362	$ 1,353